Summary of Maximum Exposure to Loss Associated with Identified Nonconsolidated VIEs (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Variable Interest Entity [Line Items]
Maximum exposure to loss in non-consolidated VIEs	$ 96,098	¥ 660,719	¥ 647,178
Amount due from related parties
Variable Interest Entity [Line Items]
Maximum exposure to loss in non-consolidated VIEs	11,558	79,464	36,792
Investments
Variable Interest Entity [Line Items]
Maximum exposure to loss in non-consolidated VIEs	$ 84,540	¥ 581,255	¥ 610,386